OTHER OPERATING AND NON-OPERATING INCOME - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Component of Other Income (Expense) [Line Items]
Proceeds from insurance settlement		$ 4.4	$ 5.0
Golar Seal | Discontinued operations, disposed of by sale | Golar Seal
Component of Other Income (Expense) [Line Items]
Consideration for sale of Golar Seal				$ 184.3
Gain on disposal	$ 42.5